BUSINESS COMBINATIONS	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
BUSINESS COMBINATIONS

5.	BUSINESS COMBINATIONS

5.1	Golden Harvests LLC

On May 1, 2021, the Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Consideration remaining to be paid at the date of these consolidated financial statements included cash payments of $360,000.

Total consideration	Common shares	$
Cash paid	-	479,000
Cash payable	-	370,537
Common shares issued	825,000	122,376
Common shares issued	200,000	35,806
Total	1,025,000	1,007,719

During the year ended October 31, 2023, 200,000 common shares with an aggregate fair value of $35,806 were issued.

On December 1, 2021, the Company and the seller of the 60% controlling interest in Golden Harvests agreed to extend the due date of the cash portion of business acquisition consideration payable until December 31, 2024, in exchange for monthly payments at a rate of 18% per annum. The Company may pay all or part of the cash portion of the business acquisition consideration payable prior to December 31, 2024. The following table summarizes the movement in business acquisition consideration payable.

Business acquisition consideration payable	$
Acquisition date fair value	370,537
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – December 31, 2023, October 31, 2023, and 2022	360,000

5.	BUSINESS COMBINATIONS

The following table summarizes the movement in business acquisition consideration payable.

Business acquisition consideration payable	$
Acquisition date fair value (Note 5.2)	370,537
Payments (Note 5.2)	(8,000)
Application of prepayments (Note 5.2)	(4,000)
Accretion (Note 5.2)	1,463
Balance – December 31, 2023	360,000
Buyout of Canopy minority interest (Note 5.1)	780,000
Acquisition of an additional 20% membership units in Golden Harvest (Note 5.2)	1,644,695
Canopy buyout payments (Note 5.1)	(228,149)
Golden Harvests 20% acquisition payments (Note 5.2)	(360,000)
Accretion	498,280
Balance – September 30, 2024	2,694,826

5.1	Canopy Buyout

On April 24, 2024, the Company acquired the 13% non-controlling interest in Canopy, after which the Company owned a 100% interest in Canopy, for aggregate consideration of $780,000 comprised of upfront cash payments of $156,000 and deferred cash payments of $624,000. The deferred cash payments are to be paid in 48 equal installments with a 5.21% interest rate applied. Consideration remaining to be paid at the date of these unaudited condensed interim consolidated financial statements included cash payments of $620,478.

5.2	Golden Harvests

On May 1, 2021, the Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Consideration remaining to be paid at the date of these unaudited condensed interim consolidated financial statements included cash payments of $360,000. During the year ended October 31, 2023, 200,000 common shares issuable since May 1, 2021, with an aggregate fair value of $35,806, were issued.

On December 1, 2021, the Company and the seller of the 60% controlling interest in Golden Harvests agreed to extend the due date of the cash portion of business acquisition consideration payable until December 31, 2024, in exchange for monthly payments at a rate of 18% per annum. The Company may pay all or part of the cash portion of the business acquisition consideration payable prior to December 31, 2024.

On April 24, 2024, the Company acquired an additional 20% interest in Golden Harvests for aggregate consideration of $2,342,207 comprised of deferred cash payments of $2,000,0000 (the Initial Purchase Price or “IPP”) plus true-up amounts (the Additional Purchase Price or “APP”). The IPP is to be paid for in thirteen quarterly installments beginning on January 1, 2025. The Company may pay all or part of the cash portion of the business acquisition consideration payable after January 1, 2025. IPP remaining to be paid at the date of these unaudited condensed interim consolidated financial statements included cash payments of $2,000,000. The IPP was recorded at its fair value at the date of inception of $1,644,695.

The APP is calculated on a distribution equivalent basis whereby the seller receives a true-up payment pro-rata based on the proportion of remaining IPP balance at the time of the distribution payment made to the Company. If distribution equivalent amounts in any quarter are in excess of the minimum interest amounts, then no minimum interest amount is due. The distribution equivalent is reduced pro-rata in accordance with amounts paid down against sellers IPP.